Note 2 - Significant Accounting Policies (Details Textual)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Accounts Receivable, Allowance for Credit Loss, Ending Balance	$ 0	$ 0
Impairment, Long-Lived Asset, Held-for-Use, Total	$ 0	0
Voyage Contract, Standard Payment Term Percentage	95.00%
Number of Reportable Segments	1
Operating Lease, Impairment Loss	$ 0	$ 0	$ 0
Vessels [Member]
Salvage Value Per Lightweight Ton	$ 300
Property, Plant and Equipment, Useful Life (Year)	25 years